RELATED PARTY TRANSACTIONS AND BALANCES (Details) - Related Party - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties	$ 233	$ 355
Mr. Lin
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties	222	171
Mrs. Yang
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties	$ 11	151
Others
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties		$ 33